Organization and Summary of Significant Accounting Policies - Restricted Stock and Options Outstanding Used in Per Share Calculations (Detail) - shares shares in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Stock options (in shares)	79	3	58	1	48	79
Restricted stock (in shares)					17	3
Total dilutive shares					65	82